Summary of Significant Accounting Policies - Schedule of Accumulated Removal Costs (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accumulated Removal Costs [Abstract]
Accumulated removal costs	$ 279,000	$ 256,000